Compensation Plans and Post-Employment Benefits - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021
Equities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	$ 53	$ 62
U.K. government fixed interest bonds (gilts)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	$ 169	$ 283